Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
CONSOLIDATION
CONSOLIDATION
The Consolidated Financial Statements include the accounts of CBII, controlled majority-owned subsidiaries and any entities that are not majority-owned but require consolidation as a variable interest entity (collectively, "Chiquita" or the company). Intercompany balances and transactions have been eliminated.

USE OF ESTIMATES
USE OF ESTIMATES
The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States ("U.S. GAAP"), which require management to make estimates and assumptions that affect the amounts and disclosures reported in the consolidated financial statements and accompanying notes. Significant estimates are inherent in the preparation of the accompanying consolidated financial statements. Significant estimates are made in determining allowance for doubtful accounts for grower and trade receivables, sales incentives, reviews of carrying values of long-lived assets, fair value assessments, goodwill and intangible asset valuations, pension and severance plans, income taxes and contingencies. Actual results could differ from these estimates.

CASH AND EQUIVALENTS
CASH AND EQUIVALENTS
Cash and equivalents include cash and highly liquid investments with a maturity of three months or less at the time of purchase. At December 31, 2014, we had €8 million ($10 million) of cash equivalents in a compensating balance arrangement relating to an uncommitted credit line for bank guarantees used primarily for duties in European Union countries.

TRADE RECEIVABLES
TRADE RECEIVABLES
Trade receivables less allowances reflect the net realizable value of the receivables and approximate fair value. We generally do not require collateral or other security to support trade receivables subject to credit risk. To reduce credit risk, we perform credit investigations prior to establishing customer credit limits and review customer credit profiles on an ongoing basis. Allowances against the trade receivables are established based on our knowledge of customers' financial condition, historical loss experience and account payment status compared to invoice payment terms. Allowances are recorded and charged to expense when an account is deemed to be uncollectible. Recoveries of trade receivables previously reserved in the allowance are credited to income.

FINANCE RECEIVABLES
FINANCE RECEIVABLES
We include finance receivables in the Consolidated Balance Sheets net of allowances, with current portions included in "Other receivables, net" and long-term portions included in "Investments and other assets, net." The largest components of finance receivables are seasonal grower advances and seller financing from prior sales of certain equity-method investments. Seasonal grower advances made to qualified growers are non-interest bearing, usually short-term in nature and are generally collected as the produce is harvested and sold. We generally require property liens and pledges of the season's produce as collateral to support the advances. If sales of the season's produce do not result in full repayment of the advance, we may exercise the collateral provisions or renegotiate terms, including interest, to collect the remaining balance. Terms of seller financing are typically based on the earnings power of the business that was sold.
Allowances are established when we determine it is probable that the grower will be unable to repay the advance based on our knowledge of the grower's financial condition and our historical loss experience. Allowances are measured for each individual finance receivable using quantitative and qualitative factors, considering the value of any collateral securing the seller financing or grower advance. Interest receivable on overdue or renegotiated seller financing or grower advances is placed into nonaccrual status when collectibility becomes uncertain. Collectibility is assessed at the end of each reporting period and write-offs are recorded only when collection efforts have been abandoned. Recoveries of other receivables previously reserved in the allowance are credited to income.

INVENTORIES
INVENTORIES
Inventories are valued at the lower of cost or market. Cost for banana growing crops and banana inventories is determined on the "last-in, first-out" (LIFO) basis. Cost for other inventory categories, including other fresh produce and value-added salads, is determined on the "first-in, first-out" (FIFO) or average cost basis. Finished goods inventories represent costs associated with boxed bananas and other fresh produce not yet sold. Growing crop inventories primarily represent the costs associated with growing banana plants on company-owned farms or growing lettuce on third-party farms where we bear substantially all of the growing risk. Materials and supplies primarily represent growing and packaging supplies maintained on company-owned farms or in production plants and warehouses. Inventory costs are comprised of the purchase and transportation cost plus production labor and overhead.

INVESTMENTS
INVESTMENTS
Investments representing non-controlling interests are accounted for by the equity method when we have the ability to exercise significant influence over the investees' operations. Investments for which we do not have the ability to significantly influence are valued at cost. Publicly traded investments that we do not have the ability to significantly influence are accounted for as available-for-sale securities at fair value. Unrealized holding gains or losses on available-for-sale securities are excluded from operating results and are recognized in shareholders' equity (accumulated other comprehensive income) until realized. We assess any declines in the fair value of individual investments to determine whether such declines are other-than-temporary and whether the investments are impaired.

PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment are stated at cost, and except for land, are depreciated on a straight-line basis over their estimated remaining useful lives not to exceed the term of any applicable lease. We generally use 30 years for cultivations, 10 to 40 years for buildings and improvements, and 3 to 15 years for machinery and equipment. Cultivations represent the costs to plant and care for banana plants until such time that the root system can support commercial quantities of fruit, as well as the costs to build levees, drainage canals and other farm infrastructure to support the banana plants. When assets are retired or otherwise disposed of, the costs and related accumulated depreciation are removed from the accounts. The difference between the net book value of the asset and the proceeds from disposition is recognized as a gain or loss. Routine maintenance and repairs are charged to expense as incurred, while costs of betterments and renewals are capitalized. We review the carrying value of our property, plant and equipment when impairment indicators are noted. In 2012, we recorded $2 million of impairment charges in connection with our restructuring, which is recorded as "Restructuring and relocation costs" in the Consolidated Statements of Income. See Note 4 for additional description of our restructuring. The failure of step 1 of the goodwill impairment analysis (discussed below) was an impairment indicator in 2012, but the undiscounted cash flows associated with related property, plant and equipment were greater than the carrying value and therefore no impairment was present. There were no material impairment charges recorded in 2014 or 201

GOODWILL
Goodwill. Goodwill is reviewed for impairment each fourth quarter, or more frequently if circumstances indicate the possibility of impairment. The 2014 and 2013 reviews did not indicate impairment; however impairment charges resulted from the 2012 review.
The first step of the impairment review compares the estimated fair value of the Fresh Express reporting unit to the carrying value. Consistent with prior impairment reviews, we estimated the fair value of the reporting unit using a combination of: (i) a market approach based on multiples of revenue and earnings before interest, taxes, depreciation and amortization ("EBITDA") from recent comparable transactions and other market data; and (ii) an income approach based on expected future cash flows discounted at 12.5%, 14.5%, and 13.0% in 2014, 2013 and 2012, respectively. The changes in the discount rate reflect changes in the industry-specific risk corresponding to the perceived revenue and EBITDA multiples for the packaged salad industry. The market approach and the income approach were weighted equally based on judgment of the comparability of the recent transactions and the risks inherent in estimating future cash flows. Management considered recent economic and industry trends, as well as risk in executing our current plans in estimating Fresh Express' expected future cash flows in the income approach. The acquisition, as described in Note 1, was a key consideration in the market approach in the 2014 analysis. In 2014 and 2013, the first step did not indicate impairment because the estimated fair value of the Fresh Express reporting unit was greater than its carrying value; therefore, the second step was not required. In 2012, the first step of the impairment analysis indicated impairment, which was measured in the second step. In addition, no events or changes in circumstances occurred in 2014, 2013 or 2012 that required impairment testing in between annual tests.
The second step of the impairment analysis measures the implied value of goodwill by subtracting the estimated fair values of the reporting unit's assets and liabilities, including intangible assets other than goodwill, from the estimated fair value of the Fresh Express reporting unit as estimated in the first step. The 2012 goodwill impairment charge was measured as the difference between the implied value of goodwill and the carrying value.
Significant assumptions used to estimate the fair value of the Fresh Express reporting unit include estimates of future cash flows, discount rate and multiples of revenue and EBITDA. These assumptions are typically not considered individually because assumptions used to select one variable should also be considered when selecting other variables; however, sensitivity of the overall fair value assessment to each significant variable is also considered. In the 2014 and 2013 analyses, reasonably possible fluctuations in the discount rate, cash flows or market multiples did not indicate impairment. In 2014 and 2013, management also considered the operation of the business in several possible business environments; in each case management assumed that Fresh Express would be able to recapture increases in commodity costs affecting the industry, such as increases in transportation or raw product costs.

TRADEMARKS
Trademarks. Trademarks are indefinite-lived intangible assets that are not amortized and are also reviewed each fourth quarter, or more frequently if circumstances indicate the possibility of impairment. In addition, no events or changes in circumstances occurred in 2014, 2013 or 2012 that required impairment testing in between annual tests. The review compares the estimated fair values of the trademarks to the carrying values. The 2014 and 2013 reviews did not indicate impairment because the estimated fair values were greater than the carrying values. As noted above, the 2012 review resulted in an impairment charge to the Fresh Express trademark. Consistent with prior reviews, we estimate the fair values of the trademarks using the relief-from-royalty method. The relief-from-royalty method estimates the royalty expense that is avoided as a result of owning the respective trademarks. The royalty savings are measured by applying a royalty rate to projected branded sales to estimate cash flows attributable to the trademark, then converting those cash flows (after-tax) to a present value using a discount rate that considers the risk associated with owning the trademarks. Royalty rates are selected based on recent available data for similar trademark license arrangements as well as assessments of the cash flows from the business activities related to the trademark.
For the Chiquita trademark, we assumed royalty rates of 2.5%, 2.5% and 2.5% and discount rates of 11.0%, 11.5% and 11.0% in the 2014, 2013 and 2012 impairment analyses, respectively. The fair value estimate is most sensitive to the royalty rate but reasonably possible fluctuations in both the royalty rates and the discount rates for the Chiquita trademarks also did not indicate impairment.
For the Fresh Express trademarks, we assumed royalty rates of 1.0%, 1.0% and 1.0% and discount rates of 12.5%, 14.5% and 13.0% in the 2014, 2013 and 2012 impairment analyses, respectively. A 0.5 percentage point decrease in the selected royalty rate in the 2012 analysis would have resulted in $18 million of additional impairment and a 1.0 percentage point increase in the selected discount rate would have resulted in an additional $3 million of impairment. At the time of the 2014 and 2013 analyses, reasonably possible fluctuations in the selected royalty rate or the selected discount rate did not indicate impairment.

OTHER INTANGIBLE ASSETS
Other Intangible Assets. Our intangible assets with definite lives consist of customer relationships and patented technology primarily related to Fresh Express. These assets are amortized on a straight-line basis (which approximates the attrition method) over their estimated remaining lives. The weighted average remaining lives of the Fresh Express customer relationships and patented technology are 9 years and 7 years, respectively. As amortizable intangible assets, we review the carrying value only when impairment indicators are present, by comparing (i) estimates of undiscounted future cash flows, before interest charges, included in our operating plans versus (ii) the carrying values of the related assets. Tests are performed over asset groups at the lowest level of identifiable cash flows. No impairment indicators existed in 2014 or 2013. The failure of step 1 of the goodwill impairment analysis was an impairment indicator in 2012, but the undiscounted cash flows associated with the other intangible assets were greater than the carrying value, and therefore, no impairment was present.

REVENUE RECOGNITION
REVENUE RECOGNITION
We record revenue when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the price to the customer is fixed or determinable, and collectibility is reasonably assured. This generally occurs when the product is delivered to, and title to the product passes to, the customer.

SALES INCENTIVES
SALES INCENTIVES
We offer sales incentives to our customers and consumers, primarily in our Salads and Healthy Snacks segment and also in our Bananas segment in certain countries. These incentives primarily consist of volume-related rebates, placement fees (fees paid to retailers for product display), consumer coupons and promotional discounts. Consideration given to customers and consumers related to sales incentives is recorded as a reduction of "Net sales" in the Consolidated Statements of Income. Changes in the estimated amount of incentives to be paid are treated as changes in estimates and are recognized in the period of change.

ADVERTISING AND PROMOTION EXPENSE
ADVERTISING AND PROMOTION EXPENSE
Advertising and promotion expense is included in "Selling, general and administrative" and was $28 million, $28 million and $27 million for the years ended December 31, 2014, 2013 and 2012, respectively. Television advertising costs related to production are expensed the first time an ad airs in each market and the cost of advertising time is expensed over the advertising period. Other types of advertising and promotion are expensed over the advertising or promotion period.

SHIPPING AND HANDLING FEES AND COSTS
SHIPPING AND HANDLING FEES AND COSTS
Shipping and handling fees billed to customers are included in "Net sales" and shipping and handling costs are recorded in "Cost of sales" in the Consolidated Statements of Income.

VALUE ADDED TAXES
VALUE ADDED TAXES
Value added taxes ("VAT") that are collected from customers and remitted to taxing authorities in applicable jurisdictions are excluded from sales and cost of sales. Receivables result from filing for refunds of VAT paid to various governments and liabilities result from collections that have not yet been remitted to taxing authorities. As of December 31, 2014 and 2013, we had $31 million and $32 million, respectively, of VAT receivables classified in "Other receivables, net"; $3 million and $1 million, respectively, classified in "Investments and other assets, net"; and $8 million and $8 million, respectively, of VAT liabilities classified in "Accounts payable."

LEASES
LEASES
Leases are evaluated at inception or upon any subsequent material modification for treatment as either capital or operating, depending on the terms of each lease. For operating leases that contain built-in pre-determined rent escalations, rent holidays or rent concessions, rent expense is recognized on a straight-line basis over the life of the lease.

STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION
As described in Note 1, the change in control that occurred on January 6, 2015 caused unvested stock awards to fully vest and become payable. Subsequent to the acquisition, our stock plans were terminated.
Prior to termination of our stock plans, our share-based awards include restricted stock units ("RSU"), performance restricted stock units ("PRSU's"), a Long-Term Incentive Program ("LTIP") and stock options. RSU awards generally vest over four years, and prior to vesting, shares are not issued and grantees are not eligible to vote or receive dividends on the restricted stock units. RSU awards are equity-classified and the fair value of these awards is determined at the grant date and expensed over the period from the grant date to the date the employee is no longer required to provide service to earn the award, which could be immediately in the case of retirement-eligible employees. PRSU awards vest upon satisfying Chiquita stock price performance metrics as established by the board of directors and meeting the service requirements. These metrics establish six stock price levels that must be maintained for at least 20 consecutive days, and occur within three years of the grant date. Upon satisfying the market price condition for 20 consecutive days, a predetermined percentage of the total shares will vest. PRSU awards are equity-classified and the fair value of these awards is determined at the grant date and expensed over the period from the grant date to the date the employee is no longer required to provide service to earn the award.
Certain executive level employees participate in the LTIP, where awards are intended to be performance-based compensation as defined in Section 162(m) of the Internal Revenue Code. The LTIP allows for awards to be issued at the end of each three-year performance period. Prior to the 2011-2013 performance period, one-half of each LTIP award was based on our achievement of cumulative earnings per share targets ("EPS awards"), and the other half was based on our achievement of total shareholder return relative to peer companies ("TSR awards"). For the 2012-2014 performance period, 20% is a TSR award, 40% is an EPS award and 40% is based on our achievement of a free cash flow target ("FCF award"). For the 2013-2015 and 2014-2016 performance periods, 50% is a TSR award and 50% is based on our achievement of a free cash flow target ("FCF award"). The value of TSR awards is based on a Monte Carlo simulation at the measurement date. The value of EPS and FCF awards is based on the share price at the measurement date and an estimate of the expected number of shares to be issued at the end of the performance period.
In October 2012, under a plan separate from our shareholder-approved equity compensation plan, 1,440,062 of stock options were granted to our then new chief executive officer as a hiring inducement in accordance with New York Stock Exchange rules. One-half of the stock options become exercisable on each of the first two anniversaries of the chief executive officer's start date. The fair value of these awards was determined at the grant date and is being expensed over the period from the grant date to the date the chief executive officer is no longer required to provide service to earn the award. See Note 18 for additional description of our stock-based compensation.

CONTINGENT LIABILITIES
CONTINGENT LIABILITIES
Each period, we review the status of each claim and legal proceeding and assess the potential financial exposure. This is coordinated with information obtained from external and internal counsel. If the potential loss from any claim or legal proceeding is probable and the amount can be reasonably estimated, we accrue a liability for the estimated loss. To the extent the amount of a probable loss is estimable only by reference to a range of equally likely outcomes, and no amount within the range appears to be a better estimate than any other amount, we accrue the low end of the range. Management makes judgments related to accruals based on the best information available at the time, which may be based on estimates and assumptions, including those that depend on external factors beyond our control. As additional information becomes available, we reassess and may revise estimates for the potential liabilities related to pending claims and litigation. Legal costs are expensed as incurred.

INCOME TAXES
INCOME TAXES
We are subject to income taxes in both the United States and numerous foreign jurisdictions. Income tax expense or benefit is provided for using the asset and liability method. Deferred income taxes are recognized at currently enacted tax rates for the expected future tax consequences attributable to temporary differences between amounts reported for income tax purposes and financial reporting purposes. Deferred taxes are not provided for the undistributed earnings of subsidiaries operating outside the U.S. that are considered to have been permanently reinvested in foreign operations.
We regularly review all deferred tax assets on a tax filer and jurisdictional basis to estimate whether these assets are more likely than not to be realized based on all available evidence. This evidence includes historical taxable income, projected future taxable income, the expected timing of the reversal of existing temporary differences and the implementation of tax planning strategies and projected future taxable income. The weight given to the positive and negative evidence is commensurate with the extent to which the evidence is objectively verified. The expected timing of the reversals of existing temporary differences is based on current tax law and our tax methods of accounting. Projected future taxable income is based on expected results and assumptions as to the jurisdiction in which the income will be earned. The expected timing of the reversals of existing temporary differences is based on current tax law and our tax methods of accounting. Unless deferred tax assets are more likely than not to be realized, a valuation allowance is established to reduce the carrying value of the deferred tax asset until such time that realization becomes more likely than not. Increases and decreases in these valuation allowances are included in "Income tax expense (benefit)" in the Consolidated Statements of Income.
In the ordinary course of business, there are many transactions and calculations where the ultimate income tax determination is uncertain. The evaluation of a tax position is a two-step process. The first step is to evaluate the uncertain tax position for recognition by determining if the weight of available evidence indicates that it is "more-likely-than-not" that a tax position, including resolution of any related appeals or litigation, will be sustained upon examination based on our technical merits. If the recognition criterion is met, the second step is to measure the income tax benefit to be realized. Tax positions or portions of tax positions that do not meet the recognition and realization criteria are de-recognized by recording reserves. We establish reserves for income tax-related uncertainties based on estimates of whether, and the extent to which, additional taxes, penalties and interest could be due. Provisions for and changes to these reserves, as well as the related net interest and penalties, are included in "Income tax expense (benefit)" in the Consolidated Statements of Income. Significant judgment is required in evaluating tax positions and determining our provision for income taxes. We regularly review our tax positions, and the reserves are adjusted in light of changing facts and circumstances, such as the resolution of outstanding tax audits or contingencies in various jurisdictions and the expiration of statutes of limitations.

EARNINGS PER SHARE
EARNINGS PER SHARE
Basic earnings per share are calculated on the basis of the weighted average number of common shares outstanding during the year. Diluted earnings per share is calculated on the basis of the sum of the weighted average number of common shares outstanding during the year and the dilutive effect of the assumed conversion to common stock of the 4.25% convertible senior notes and the exercise of options or issuance of other stock awards using the treasury stock method. The assumed conversion to common stock of securities that would, on an individual basis, have an anti-dilutive effect on diluted earnings per share is not included in the diluted earnings per share computation.

CURRENCY TRANSLATION ADJUSTMENT
CURRENCY TRANSLATION ADJUSTMENT
We primarily use the U.S. dollar as our functional currency, and monetary assets denominated in foreign currencies are remeasured at the balance sheet date with related transaction gains and losses recognized currently in earnings. Certain smaller subsidiaries have functional currencies other than the U.S. dollar and recognize currency-related fluctuations in asset and liability values as a component of "Other comprehensive income (loss)."

HEDGING
HEDGING
We are exposed to currency exchange risk, most significantly from the value of the euro and its effect of converting euro-denominated sales into U.S. dollars. We are also exposed to price risk on purchases of bunker fuel used in our ocean shipping operations. We may reduce these risks by purchasing derivatives, such as options and forward contracts. When purchasing derivatives, we identify a "forecasted hedged transaction," which is a specific future transaction (e.g., the purchase of fuel or exchange of currency in a specific future period), and designate the risk associated with the forecasted hedged transaction that the derivative will mitigate. The fair value of all derivatives is recognized in the Consolidated Balance Sheets. Gains and losses from changes in fair value of derivatives are recognized in net income in the current period if a derivative does not qualify for, or is not designated for, hedge accounting.
Most of our derivatives qualify for hedge accounting as cash flow hedges. We formally document all relationships between derivatives and the forecasted hedged transactions, including our risk management objective and strategy for undertaking various hedge transactions. To the extent that a derivative is effective in offsetting the designated risk exposure of the forecasted hedged transaction, gains and losses are deferred in Accumulated other comprehensive income ("AOCI") in the Consolidated Balance Sheets until the respective forecasted hedged transaction occurs, at which point any gain or loss is recognized in net income. Gains or losses on effective hedges that have been terminated prior to maturity are also deferred in AOCI until the forecasted hedged transactions occur. For any ineffective portion of the hedge, gains or losses are reflected in net income in the current period. Ineffectiveness is caused by an imperfect correlation of the change in fair value of the derivative and the risk that is hedged.
The earnings effect of derivatives is recorded in "Net sales" for currency hedges and in "Cost of sales" for fuel hedges. We do not hold or issue derivative financial instruments for speculative purposes. See Note 13 for additional description of our hedging activities.

FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS
We carry financial assets and financial liabilities at fair value, as further described in Note 14, but did not elect to carry nonfinancial assets and nonfinancial liabilities at fair value. Fair value measurements of nonfinancial assets and nonfinancial liabilities are primarily used in goodwill and other intangible asset impairment reviews and in the valuation of assets held for sale. Fair value standards provide a framework for measuring fair value, which prioritizes the use of observable inputs in measuring fair value. Fair value is the price to hypothetically sell an asset or transfer a liability in an orderly manner in the principal market for that asset or liability. The standards address valuation techniques used to measure fair value including the market approach, the income approach and the cost approach. The market approach uses prices or relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach involves converting future cash flows to a single present value, with the fair value measurement based on current market expectations about those future cash flows. The cost approach is based on the amount that currently would be required to replace the service capacity of the asset. See further information related to fair value measurements above under "Goodwill, Trademarks and Intangible Assets" and in Notes 14 and 16.

PENSION AND TROPICAL SEVERANCE PLANS
PENSION AND TROPICAL SEVERANCE PLANS
We record the underfunded status of the defined benefit plans and tropical severance plans as a liability on the Consolidated Balance Sheets, recognize changes in the funded status in AOCI in the year in which the changes occur, and measure the plan assets and obligations that determine the funded status as of the end of the fiscal year. Significant assumptions used in the actuarial calculation of the liabilities and expense related to our defined benefit and foreign pension and severance plans include the discount rate, rate of compensation increase and the long-term rate of return on plan assets. For domestic plans, we use a discount rate based on a yield curve which uses the plans' expected payouts combined with a large population of high quality, fixed income investments in the U.S. that are appropriate for the expected timing of the plans' payments. For foreign plans, we use a discount rate based on the 10-year U.S. Treasury rate adjusted to reflect local inflation rates in those countries.

DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS
In August 2008, we sold our subsidiary, Atlanta AG. In 2012, we recorded a loss from discontinued operations of $2 million related to new information about indemnification obligations for tax liabilities existing prior to the sale.

NEW ACCOUNTING STANDARDS
NEW ACCOUNTING STANDARDS
New accounting standards that could significantly affect our Consolidated Financial Statements are summarized as follows:

Standard Name	Issued	Description	Effective Date for Chiquita	Effect on Chiquita's Condensed Consolidated Financial Statements
Business Combinations: Pushdown Accounting	November 2014 ASU 2014-17	Provides an acquired entity the option to apply pushdown accounting after a change-in-control event, in the reporting period of which the change-in-control event occurred.	Transactions after November 18, 2014.	No effect.
Revenue from Contracts with Customers	May 2014 ASU 2014-09	Requires additional considerations for timing and amount of revenue recognition for contract sales with customers.	Beginning December 2016. Early adoption is not permitted.
The guidance permits the use of either a retrospective or cumulative effect transition method. We have not yet selected a transition method and will evaluate the effect of the standard on our sales contracts with customers, evaluate methods of adoption and monitor other future potential effects.

Presentation of Financial Statements and Property, Plant, and Equipment: Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity	April 2014 ASU 2014-08
Requires additional disclosures about changing the criteria for reporting discontinued operations if the disposal represents a strategic shift that has or will have a major effect on an entity's operations
			Prospectively, beginning January 1, 2015; early adoption permitted.	We have opted for early adoption, which did not have a significant impact on our financial results. We will continue to monitor the potential impact of this early adoption on future filings.
Income Taxes: Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists	July 2013 ASU 2013-11	Requires unrecognized tax benefits to be presented as a decrease in net operating loss, similar tax loss or tax credit carryforward if certain criteria are met.	Prospectively, beginning January 1, 2014; early adoption permitted.	Adoption did not have a significant effect on the disclosure of our deferred taxes.